Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Right-of-use Assets and Lease Liabilities for Operating Leases
Right-of-use assets
and lease liabilities for operating leases as included in the Company’s financial statements are as follows (in thousands):

	December 31, 2024	December 31, 2023
Operating lease right-of-use assets	$770	$478

Current operating lease liabilities	536	208
Noncurrent operating lease liabilities	549	466

Total lease liabilities	$1,085	$674

Schedule of Lease Expense for Operating Leases
Lease expense for operating leases as included in the Company’s financial statements are as follows (in thousands):

	December 31,
	2024	2023
Operating lease cost	$236	$173
Variable lease expense	187	201

Schedule of lease term, discount rates, and additional information for operating leases
Lease term, discount rates, and additional information for operating leases are as follows (in thousands):

	As of December 31,
	2024	2023
Weighted-average remaining lease term – operating leases (years)	1.87	2.92
Weighted-average discount rate – operating leases	4.5%	4.5%
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	$315	$210

Schedule of Maturities of lease liabilities by fiscal year for operating leases
The aggregate maturities of the Company’s operating lease liabilities were as follows as of December 31, 2024 (in thousands):

2025	$571
2026	560

Total future minimum lease payments	1,131
Less: imputed interest	(46)
Less: Current portion	(536)

Operating lease liability, net of current portion	$549